February 5, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Westwood Funds (the "Trust")
                  File Nos. 33-06790/811-04719
                  ----------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and the Statement of Additional Information for the above named Trust do not differ from those contained in Post-Effective Amendment No. 31 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 30, 2007 (Accession # 0000935069-07-000193).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4586.


                                             Very truly yours,


                                             /s/ Arlene Lonergan
                                             Arlene Lonergan
                                             Assistant Vice President

cc:      B. Alpert
         J. McKee
         D. Pugliese, Esq.
         D. James